Other Operational Gain - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Commercial Claim [Member]	Dec. 31, 2010 Commercial Claim [Member]	Jun. 30, 2012 Hull And Machinery Claim [Member]	Jun. 30, 2011 Hull And Machinery Claim [Member]
Other Operational Gain [Line Items]
Other operational gain (Note 9)	$ 140	$ 9,240	$ 9,000	$ 5,000	$ 140	$ 240